Post- Employment Benefits - Summary of Remeasurement Components Recognized in Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Remeasurements recognized in other comprehensive loss
Effect of changes in demographic assumptions	$ 510	$ 366
Effect of changes in financial assumptions	(418)	(3,037)
Effect in experience assumptions	840	(2,043)
Return on plan assets (excluding interest income)	50	20
Total remeasurements recognized as other comprehensive loss	982	(4,694)
Cumulative amount of remeasurements immediately recognized in other comprehensive loss	$ (7,837)	$ (8,819)